Goodwill and Identifiable Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Goodwill

The following table shows changes in the carrying amount of goodwill from December 31, 2014 to March 31, 2015 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At December 31, 2014	$933.6	$67.5	1,001.1
Goodwill from acquisition	12.5	—	12.5
Foreign currency translation	(90.3)	(6.5)	(96.8)

March 31, 2015	$855.8	$61.0	$916.8

The following table shows changes in the carrying amount of goodwill for the Successor years ended December 31, 2014 and 2013 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At January 1, 2013	$—	$—	$—
Goodwill resulting from Acquisition	1,012.5	72.9	1,085.4
Foreign currency translation	26.3	1.9	28.2

At December 31, 2013	$1,038.8	$74.8	$1,113.6
Purchase accounting adjustments	5.7	0.4	6.1
Divestitures	(4.7)	—	(4.7)
Foreign currency translation	(106.2)	(7.7)	(113.9)

December 31, 2014	$933.6	$67.5	$1,001.1

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class:

March 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(86.5)	$325.3	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.9	(6.2)	35.7	14.8
Customer relationships	676.9	(76.5)	600.4	19.4
Non-compete agreements	1.9	(0.9)	1.0	4.6

Total	$1,416.9	$(170.1)	$1,246.8

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(76.3)	$335.5	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.8	(5.5)	36.3	14.8
Customer relationships	713.9	(71.3)	642.6	19.4
Non-compete agreements	2.0	(0.8)	1.2	4.6

Total	$1,453.9	$(153.9)	$1,300.0

The following table summarizes the gross carrying amounts and accumulated amortization of identifiable intangible assets by major class:

December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$411.8	$(76.3)	$335.5	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.8	(5.5)	36.3	14.8
Customer relationships	713.9	(71.3)	642.6	19.4
Non-compete agreements	2.0	(0.8)	1.2	4.6

Total	$1,453.9	$(153.9)	$1,300.0

December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted average amortization periods (years)
Technology	$425.2	$(37.3)	$387.9	10.0
Trademarks—indefinite-lived	284.4	—	284.4	Indefinite
Trademarks—definite-lived	41.7	(2.6)	39.1	14.8
Customer relationships	761.9	(34.9)	727.0	19.4
Non-compete agreements	1.5	(0.3)	1.2	4.0

Total	$1,514.7	$(75.1)	$1,439.6

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The estimated amortization expense related to the fair value of acquired intangible assets for the remainder of 2015 and each of the succeeding four years is:

Remainder of 2015	$59.7
2016	$79.6
2017	$79.2
2018	$79.2
2019	$79.2
The estimated amortization expense related to the fair value of acquired intangible assets for each of the succeeding five years is:

2015	$81.6
2016	$81.6
2017	$81.1
2018	$81.0
2019	$81.0

In Process Research and Development [Member]
Schedule of Finite-Lived Intangible Assets

Activity related to in process research and development projects for the three months ended March 31, 2015 was:

In Process Research and Development	Activity
Balance at December 31, 2014	$5.2
Completed	(1.5)
Abandoned	—

Balance at March 31, 2015	$3.7

Activity related to in process research and development projects for the successor years ended December 31, 2013 and 2014:

In Process Research and Development	Activity
Balance at February 1, 2013	$25.4
Completed	(6.5)
Abandoned	(3.2)

Balance at December 31, 2013	$15.7
Completed	(10.4)
Abandoned	(0.1)

Balance at December 31, 2014	$5.2

Predecessor [Member]
Schedule of Goodwill

The following table shows changes in the carrying amount of goodwill for the Predecessor year ended December 31, 2012 and the Predecessor period from January 1, 2013 to January 31, 2013 by reportable segment:

	Performance Coatings	Transportation Coatings	Total
At January 1, 2012	$517.9	$70.9	$588.8
Foreign currency translation	—	—	—

December 31, 2012	$517.9	$70.9	$588.8
Foreign currency translation	—	—	—

January 31, 2013	$517.9	$70.9	$588.8